COMMITMENTS AND CONTINGENT LIABILITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13 -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commissions arrangements:

The group is committed to pay marketing commissions to sale agents at a range of 1% to 12% of total sales contracts which were received through promotion and distribution carried out by them. Commission expenses were $701, $626 and $750 for the years ended December 31, 2012, 2011 and 2010, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

(1)
TAT is committed to pay royalties to third parties through 2012, of ranging between 9% to 17% of sales of products developed by the third parties. Royalty expenses were $202, $460 and $328 for the years ended December 31, 2012, 2011 and 2010, respectively. The royalties were recorded as part of the cost of revenues.

(2)
Limco-Piedmont is committed to pay royalties to a third party, ranging between 3% to 5% of sales of products purchased from the third party, after deducting related costs incurred by Limco-Piedmont. That third party is the exclusive manufacturer of the products for which Limco-Piedmont provide MRO services. In addition, Limco-Piedmont is committed to pay said third party royalties, ranging between 1.5% to 10% of sales of additional products exclusively manufactured by the third party. Royalty expenses were $232, $201 and $111 for the years ended December 31, 2012, 2011 and 2010, respectively. The royalties were recorded as part of the cost of revenues.

(3)
Bental is committed to pay royalties to the Israeli government on proceeds from the sales of products, in the research and development of which the Israeli government participated by way of grants. Under the terms of Bental's funding from the Office of the Chief Scientist, royalty payments are computed on the portion of sales from such products at a rate of 2% and 3.5%. The commitment to the Chief Scientist is limited to the amount of the received participation (U.S. dollar linked), with the addition of an annual interest rate based on Libor. As of December 31, 2012 and 2011, the total amount of royalty bearing grants due by Bental to the Chief Scientist was approximately $86 and $82, respectively.

c.	Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2017. The monthly rental expense ranges from approximately $3.5 to $8. Certain leases contain renewal options as defined in the agreements. Lease expense (excluding related parties) totaled $126, $258 and $246 for the years ended December 31, 2012, 2011, and 2010 respectively.

TAT leases its factory from its TAT Industries until 2020; (416$ for the year ended December 31, 2012, see also note 10(a)).

Bental leases an area of its plant from a related party for $50 per annum, under a long-term lease until 2013.

As of December 31, 2012, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2013	$601
2014	610
2015	618
2016	627
2017	559

Total	$3,015

d.	Legal claims contingencies

(1)	For details about the settlement of the commercial dispute between Piedmont and FAvS See note 3(a).

(2)
On November 29, 2011, a Factoring company ("the plaintiff"), filed a claim with the magistrates court in Tel-Aviv against the Company, Bental and ten others ("the respondents"), jointly and severally, for the amount of 6,151 thousand NIS (approximately $1,620). The plaintiff's case against the Company and Bental is based on invoices that were presented to the plaintiff by supplier of the Company and Bental ("the supplier"), by virtue of assignment of rights, which were originally issued to the Company and Bental by the supplier for certain alleged services. On February 5, 2012, the Company and Bental filed for its statement of defense, in which it denied the plaintiff's claims and clarified that it acted according to the deed of assignment of rights, and that the invoices neither represent nor reflect real transactions and/or real services which were rendered. The Company and Bental and their legal advisor are of the opinion that their exposure due to the claim filed is not probable to be materialized and thus no provision was recorded in regard of that claim of December 31, 2012.

e.	Guarantees:

(1)
Bental provides bank guarantees to third parties, in the ordinary course of business, mainly in order to secure certain advances from customers. The maximum credit risk for these guarantees totaled approximately $97 as of December 31, 2012.

(2)
In order to secure TAT's liability to the Israeli customs, the Company provided a bank guarantee in the amount of $157. The guarantee is linked to the consumer price index and is valid until December 2013.

(3)	See also note 13(f) for restricted cash deposit against certain loans and guarantees.

(4)
See also note 10(h) for details of a guarantee provided by Piedmont in respect of FAVS debt. As of December 31, 2012, the amount of this guarantee is $4,600 (such guarantee was released on March 18, 2013, see also note 3(a)).

f.	Covenants and liens on assets:

1)
In connection with its line of credit, Limco-Piedmont is obligated to meet minimal borrowing base and certain financial covenants. The utilization of the credit line is subject to compliance with the following financial covenants as agreed with the lending U.S bank:

(i)
Tangible net worth of not less than $51,500 (on August 20, 2012 concluded with the U.S bank to set this covenant at $49,500). As of December 31, 2012 and 2011 Limco-Piedmont's tangible net worth was $51,533 and $53,879, respectively;

(ii)	Total liabilities to tangible net worth ratio of less than 1.0. As of December 31, 2012 and 2011 Limco-Piedmont's leverage was 0.18 and 0.25, respectively; and

(iii)	Net financial assets of not less than $10,000. As of December 31, 2012 and 2011 Limco-Piedmont's net financial assets amount was $20,667 and $24,554, respectively.

 Accordingly, as of December 31, 2012 and 2011 Limco-Piedmont met all financial covenants.

2)
In order to secure bank loans in the remaining amount of $2,477 as of December 31, 2012, TAT granted a specific lien on Bental's shares held by TAT and designated certain deposit in the amount of $350 for pledge upon request from the bank (such amount was released on November 7, 2012 together with the prepayment of $775 - see also note 11(a)(2)). In addition, TAT is obligated to meet certain covenants including:

(i)
TAT's shareholders' equity will not be less than $30,000 and 30% out of its total assets. As of December 31, 2012 and 2011 TAT's shareholders' equity was $82,233 and $86,370, representing 76% and 75%, respectively of its total assets);

(ii)
Bental's net debt (less cash and designated certain deposit) to its operational profit ratio will be less than 4.0. As of December 31, 2012 Bental has net financial assets. As of December 31, 2011 the ratio was 1.1.

(iii)
Bental's shareholders' equity will not be less than NIS 25 million (approximately $6,550) and 50% of its total assets (as of December 31, 2012 and 2011 Bental's shareholders' equity was NIS34.8 million (approximately $9,335) and NIS 35.5 million (approximately $9,300), representing 70% and 68%, respectively of its total assets); and

(iv)	TAT's holding interest in Bental will not be less than 70% (as of December 31, 2012 and 2011 TAT's holding interest in Bental is 70%).

 Accordingly, as of December 31, 2012 and 2011, TAT met all financial covenants as agreed.

3)
In order to secure bank loans in the amount of $1,185 (remaining balance of $523 as of December 31, 2012) , Bental granted floating liens on all of its property and assets, fixed lien on its unpaid share capital and goodwill and first priority liens on its property, plant and equipment, checks and other trading instruments. In addition, Bental is obligated to certain covenants including:

(i)	Bental's debt to EBITDA ratio will be less than 3.0. As of December 31, 2012 and 2011 the ratio was (2.4) and 2.1, respectively; and

(ii)
Bental's tangible shareholders' equity will not be less than NIS 20 million (approximately $5,300) and not less than 30% of its total assets. As of December 31, 2012 and 2011 Bental's tangible shareholders' equity was NIS 34.8 million (approximately $9,335) and NIS 35.5 million (approximately $9,300), representing 70% and 69%, respectively of its total assets.

 Accordingly, as of December 31, 2012, Bental met all financial covenants as agreed.

4)	A lien on Bental Approved Enterprise has been registered in favor of the State of Israel (see note 15(b) below).

5)
In order to secure the guarantee Piedmont provided to FAvS as mentioned on note 10(h), Piedmont granted a lien on a bank deposit in the amount of $2,300, which is recorded as restricted deposit in the balance sheet as of December 31, 2012.